Average Annual Total Returns (Vanguard Inflation-Protected Securities Fund Participant)	Vanguard Inflation-Protected Securities Fund Vanguard Inflation-Protected Securities Fund - Investor Shares 1/1/2014 - 12/31/2014	Barclays U.S. Treasury Inflation Protected Securities Index Vanguard Inflation-Protected Securities Fund Vanguard Inflation-Protected Securities Fund - Investor Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.83%	3.64%
Five Years	3.95%	4.11%
Ten Years	4.15%	4.37%